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                                                             January 1, 2001
 FUND PROFILE
T. ROWE PRICE
U.S. Treasury Intermediate Fund

 A bond fund seeking the income potential and credit safety of securities issued by the U.S. government and its agencies.
This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling 1-800-638-5660, or by visiting our Web site at www.troweprice.com.

TROWEPRICELOGO
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                                                                           1

FUND PROFILE
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 What is the fund's objective?

   The fund seeks a high level of income consistent with maximum credit protection and moderate fluctuation in principal.


 What is the fund's principal investment strategy?

   The fund invests at least 85% of its total assets in U.S. Treasury securities, which are backed by the full faith and credit of the federal government. The remainder is invested in other securities backed by the full faith and credit of the U.S. government. The portfolio's weighted average maturity is expected to range between three and seven years. No security will have a remaining effective maturity of more than 10 years from the time of purchase.

   In addition to Treasury securities, the fund's other investments will either be (1) backed by the full faith and credit of the U.S. government (such as GNMA mortgage securities); (2) futures and repurchase agreements collateralized by such investments; or (3) shares of a T. Rowe Price internal money market fund that invests exclusively in securities backed by the full faith and credit of the U.S. government.

   The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity or quality, or to shift assets into higher-yielding securities.

   Further information about the fund's investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of either of these documents, call 1-800-638-5660.


 What are the main risks of investing in the fund?

   The fund should have minimal credit risk because it invests only in securities backed by the federal government and other investments involving such securities. The primary source of risk for this fund is the possibility of rising interest rates, which generally cause bond prices and the fund's share price to fall. The longer the fund's maturity, the greater the price decline when rates rise and the greater the price increase when rates fall.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

  . The bond fund's share price will fluctuate as interest rates change, so when you sell your shares, you may lose money.


 How can I tell if the fund is appropriate for me?

   Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The fund may be appropriate if you seek an attractive level of income and are willing to accept the risk of a loss of principal when interest rates rise.
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                                                                               2


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FUND PROFILE
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   The fund can be used in both regular and tax-deferred accounts, such as IRAs.

  . The fund should not represent your complete investment program or be used for short-term trading purposes.


 How has the fund performed in the past?

   The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and over time. Fund past performance is no guarantee of future returns.

   The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted in the chart.

LOGO

  Calendar Year Total Returns
  "90"   "91"    "92"   "93"   "94"    "95"    "96"   "97"   "98"
 -------------------------------------------------------------------
 8.96   14.80   6.27   7.99   -2.25   15.89   2.37   8.17    10.18
 -------------------------------------------------------------------


          Quarter ended              Total return

 Best quarter                            9/30/98 6.82%

 Worst quarter                           3/31/92 -2.14%
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                                                                           3

FUND PROFILE
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
 Table 1  Average Annual Total Returns
                                          Periods ended 12/31/2000
                                       1 year     5 years     10 years
 -----------------------------------------------------------------------------
  U.S. Treasury Intermediate Fund      12.17%      5.78%       7.05%

  Salomon Smith Barney 1-7 Year
  Treasury Index                        9.54       6.28        7.07
  Lipper Intermediate U.S. Treasury    12.13       5.88        7.02
  Funds Average
 -----------------------------------------------------------------------------


 These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.


 What fees or expenses will I pay?

   The fund is 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees. Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund.

 Table 2  Fees and Expenses of the Fund
                                               Annual fund operating expenses
                                        (expenses that are deducted from fund assets)
 -------------------------------------------------------------------------------------
  Management fee                                           0.37%/ // /
  Other expenses                                           0.27%
  Total annual fund operating                              0.64%/ // /
  expenses
 -------------------------------------------------------------------------------------



   Example. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:

   1 year      3 years      5 years       10 years
 ----------------------------------------------------
    $65         $205         $357           $798
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



 Who manages the fund?

   The fund is managed by T. Rowe Price Associates, Inc. Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.
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FUND PROFILE
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   Cheryl A. Mickel manages the fund day-to-day and has been chairman of its
   Investment Advisory Committee since 1998. She joined T. Rowe Price in 1989 and has been managing investments since April 1997. From 1992 to 1997, she was a trader on the corporate high-grade trading desk.


 Note: The following questions and answers about buying and selling shares and services do not apply to employer-sponsored retirement plans. If you are a participant in one of these plans, please call your plan's toll-free number for additional information.


 How can I purchase shares?

   Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.


 How can I sell shares?

   You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access /(R)/ or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.


 When will I receive income and capital gain distributions?

   The fund distributes income monthly and net capital gains, if any, at year-end. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.


 What services are available?

   A wide range, including but not limited to:

  . retirement plans for individuals and large and small businesses;

  . automated information and transaction services by telephone or computer;

  . electronic transfers between fund and bank accounts;

  . automatic investing and automatic exchange;

  . brokerage services; and

  . asset manager accounts.
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FUND PROFILE
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T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202
www.troweprice.com
LOGO
 RPS F66-035
 T. Rowe Price Investment Services, Inc., Distributor
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